Related Party Relationships and Transactions - Summary of Related Party Transactions (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Dividend		₨ 2	₨ 4	₨ 367
Buyback of shares	[1]		116,445	105,000
Entities controlled by directors [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		182	171	43
Assets purchased		158	423	741
Dividend		3,760	3,760	3,987
Buyback of shares		0	91,562	69,392
Rental income		3	50	45
Rent Paid		2	2	2
Others		49	44	119
Remuneration and short-term benefits		0
Other benefits		0
Balance as at the year end
Receivables		198	241	94
Payables				23
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0
Assets purchased		0
Dividend		244	242	243
Buyback of shares		0	0	4,076
Rental income		0
Rent Paid		8	7	9
Others		0
Remuneration and short-term benefits		805	741	354
Other benefits		376	231	178
Balance as at the year end
Receivables		0
Payables		₨ 293	₨ 333	₨ 166

[1]	Refer to Note 22